CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) (Parenthetical)		3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Jul. 23, 2024	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Change in fair value of notes payable		$ 44,800	$ 0			$ 1,211,173	$ 0
Loss on extinguishment of notes payable		3,265,002	1,303,969	$ 10,293,834	$ 10,293,834	10,138,337	11,597,803	$ 20,504,307	$ 0
Reverse stock split	0.025
Related Party [Member]
Change in fair value of notes payable		60,512	0			60,512	0
Loss on extinguishment of notes payable		$ 2,840,115	$ 521,193			$ 2,840,115	$ 1,491,666